SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Cash paid for interest	$ 230,000	$ 352,000
Non-cash investing and financing activities:
Conversion of debt and accrued interest to equity	580,000
Warrant issued for prepaid consulting services	279,000
Beneficial conversion features of convertible debt	216,000	88,000
Interest rate swap loss	17,000	85,000
Retirement of derivative warrant liability		3,506,000
Refinance of related party revolving line of credit and accrued interest		650,000
Building and land acquired with debt		1,350,000
Equity issued for acquisition		$ 274,000